UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-21050

          BlackRock New Jersey Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New Jersey Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock New Jersey Municipal Bond Trust (BLJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.6%
			Multi-State—6.3%
Baa1	$2,000	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 2,265,340

			New Jersey—126.7%
			Econ. Dev. Auth.,
BBB	2,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	2,093,500
B	2,335		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	2,057,906
BBB-	2,000		Fellowship Vlg. Proj.,, Ser. A, 5.50%, 1/01/25	01/08 @ 102	2,007,940
NR	150		First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	152,697
NR	265		First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	268,456
Baa3	2,250		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,589,367
BBB	1,000		Sld. Wst. Rev., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	1,057,040
Aaa	1,740		Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	1,844,209
BBB-	2,500		Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	2,592,225
			Edl. Facs. Auth.,
BBB-	500		Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	519,000
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	1,073,310
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,060,410
BBB+	630		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	698,563
AAA	750		Montclair St. Univ. Proj., Ser. F, 5.00%, 7/01/32, FGIC	07/15 @ 100	779,475
AAA	4,000		Garden St. Pres. Trust, Open Space & Farmland Pres. Proj., Ser. B, Zero Coupon, 11/01/27, FSA	No Opt. Call	1,403,120
			Hlth. Care Fac. Fin. Auth.,
A	2,000		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	2,109,380
A+	2,000		Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	2,082,740
A2	2,000	[4]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	2,104,700
Baa1	2,500		So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	2,632,750
AAA	2,250		Hsg. & Mtg. Fin. Agcy., Multi-Fam. Hsg. Rev., Ser. A, 5.65%, 5/01/40, AMBAC	11/07 @ 101.5	2,311,627
NR	2,500		Middlesex Cnty. Imprt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	2,463,225
			Port Auth. of NY & NJ,
AAA	1,500		Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,559,910
AAA	2,250		Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,360,317
Caa2	130		Contl./Eastern LaGuardia Proj.,, 9.125%, 12/01/15	01/06 @ 100	130,333
BBB	4,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	4,147,520
AAA	1,000		Univ. of Med. & Dentistry, Ser. A, 5.00%, 12/01/31, AMBAC	12/12 @ 100	1,033,930
			Vineland, GO,
AAA	1,000		5.30%, 5/15/29, MBIA	05/10 @ 101	1,048,060
AAA	1,500		5.375%, 5/15/32, MBIA	05/10 @ 101	1,564,185

					45,745,895

			Puerto Rico—19.6%
A-	2,250		Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,328,007
AAA	2,100	[5]	Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/12	N/A	2,284,464
			Pub. Bldgs. Auth., Gov’t. Facs.,
A-	1,685	[5]	Ser. D, 5.25%, 7/01/12	N/A	1,833,010
BBB	615		Ser. D, 5.25%, 7/01/27	07/12 @ 100	632,165

					7,077,646

			Total Long-Term Investments (cost $52,036,908)		55,088,881

BlackRock New Jersey Municipal Bond Trust (BLJ) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.1%
50	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $50,000)	$ 50,000

	Total Investments—152.7% (cost $52,086,9086)	$ 55,138,881
	Other assets in excess of liabilities—3.3%	1,200,163
	Preferred shares at redemption value, including dividends payable—(56.0)%	(20,228,102)

	Net Assets Applicable to Common Shareholders—100%	$ 36,110,942

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2005, the Trust held 6.3% of its net assets, with a current market value of $2,265,340, in securities restricted as to resale.
[4]	Security, or a portion thereof, pledged as collateral with a value of $315,705 on 50 short U.S. Treasury Note futures contracts expiring December 2005, 36 short U.S. Treasury Note futures contracts expiring March 2006 and 31 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $12,816,813, with an unrealized gain of $165,966.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Cost for Federal tax purposes is $52,068,748. The net unrealized appreciation on a tax basis is $3,070,133, consisting of $3,226,898 gross unrealized appreciation and $156,765 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Co.	MBIA	— Municipal Bond Insurance Assoc.
FSA	— Financial Security Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock New Jersey Municipal Bond Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006